CONVERTIBLE DEBENTURES	6 Months Ended
Jun. 30, 2013
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES

NOTE 4 - CONVERTIBLE DEBENTURES

On January 19, 2013 the company issued a $50,000 convertible debenture to an Irrevocable Trust, which matures in 180 days. The debt is convertible one month after issue at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock. Interest accrues at 8% per annum. The note matured on July 18, 2013 and was renewed with a new unspecified due date to coincide with the public trading of the Company's stock.

On February 8, 2013 the company issued a $25,000 convertible debenture to an Irrevocable Trust, which matures in 90 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock. Interest accrues at 8% per annum. . The note matured on May 9, 2013 and was renewed with a new unspecified due date to coincide with the public trading of the Company's stock. As of June 30, 2013 the debt had not been converted.